Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	May 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Counterpoint High Yield Trend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Counterpoint High Yield Trend ETF
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities included in the Index.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Counterpoint High Yield Trend ETF

(formerly, “CP High Yield Trend ETF”)

HYTR

(the “Fund”)

a series of Northern Lights Fund Trust III

Supplement dated May 1, 2024
to the Prospectus and Summary Prospectus, each dated May 1, 2024

______________________________________________________________________

The Board of Trustees of Northern Lights Fund Trust III has approved a change to the Fund’s non-fundamental policy on how it invests at least 80% of its net assets. Beginning June 30, 2024, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in the constituents of the CP High Yield Trend Index, or economic equivalents thereto, including total return swaps on the returns of the Index.

Effective until June 30, 2024, the first sentence of the section entitled “Principal Investment Strategies” beginning on each of page 1 and page 5 of the Prospectus and page 2 of the Summary Prospectus should be disregarded and replaced with the following:

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities included in the Index.

_________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, each dated May 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-509-2775.

Please retain this Supplement for future reference.